Equity	9 Months Ended
Jul. 31, 2024
Equity [Abstract]
Equity
NOTE 13: EQUITY
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and nine months ended July 31, 2024 and

July 31, 2023.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(millions of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the nine months ended

July 31, 2024 July 31, 2023 July 31, 2024 July 31, 2023
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,759.6 $ 25,257 1,839.6 $ 25,852 1,791.4 $ 25,434 1,821.7 $ 24,363
Proceeds from shares issued on exercise
of stock options 0.4 26 0.1 6 1.4 92 1.2 77
Shares issued as a result of dividend
reinvestment plan 1.6 129 2.1 175 4.9 398 18.9 1,593
Purchase of shares for cancellation and other (13.3) (190) (14.3) (200) (49.4) (702) (14.3) (200)
Balance as at end of period – common shares 1,748.3 $ 25,222 1,827.5 $ 25,833 1,748.3 $ 25,222 1,827.5 $ 25,833
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 129.6 $ 4,850 159.6 $ 5,600 143.6 $ 5,200 159.6 $ 5,600
Redemption of shares 1,2,3 (38.0) (950) – – (52.0) (1,300) – –
Balance as at end of period 91.6 $ 3,900 159.6 $ 5,600 91.6 $ 3,900 159.6 $ 5,600
Other Equity Instruments
4
Balance

as at beginning of period
5.0 $ 5,653 5.0 $ 5,653 5.0 $ 5,653 5.0 $ 5,653
Issue of limited recourse capital notes 5 0.7 1,023 – – 0.7 1,023 – –
Issue of perpetual subordinated capital notes 6 0.1 312 – – 0.1 312 – –
Balance as at end of period 5.8 6,988 5.0 5,653 5.8 6,988 5.0 5,653
Balance as at end of period – preferred

shares
and other equity instruments 97.4 $ 10,888 164.6 $ 11,253 97.4 $ 10,888 164.6 $ 11,253
Treasury – common shares 7
Balance

as at beginning of period
0.3 $ (24) 1.1 $ (99) 0.7 $ (64) 1.0 $ (91)
Purchase of shares

35.7 (2,745) 24.3 (1,965) 99.9 (7,995) 71.2 (6,016)
Sale of shares (35.6) 2,734 (25.4) 2,064 (100.2) 8,024 (72.2) 6,107
Balance as at end of period – treasury
– common shares 0.4 $ (35) – $ – 0.4 $ (35) – $ –
Treasury – preferred shares and
other equity instruments 7
Balance as at beginning of period 0.1 $ (8) 0.1 $ (10) 0.1 $ (65) 0.1 $ (7)
Purchase of shares and other equity instruments

2.7 (147) 0.7 (46) 5.9 (398) 2.7 (372)
Sale of shares and other equity instruments (2.3) 138 (0.7) 45 (5.5) 446 (2.7) 368
Balance as at end of period – treasury
– preferred shares and other equity

instruments
0.5 $ (17) 0.1 $ (11) 0.5 $ (17) 0.1 $ (11)
On April 30, 2024, the Bank redeemed all of its 14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 22 (“Series 22 Preferred
Shares”), at a redemption price of $ 25.00

per Series 22 Preferred Share, for a total redemption cost of $
350

million.
2

On July 31, 2024, the Bank redeemed all of its
20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 3 (“Series 3 Preferred Shares”), at
a redemption price of $ 25.00

per Series 3 Preferred Share, for a total redemption cost of approximately $
500

million.
3

On July 31, 2024, the Bank redeemed all of its
18

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 24 (“Series 24 Preferred Shares”),
at a redemption price of $ 25.00

per Series 24 Preferred Share, for a total redemption cost of approximately $
450

million.
4

For Limited Recourse Capital Notes, the number of shares represents the number of notes issued.
5

On July 3, 2024, the Bank issued US$
750

million
7.250
% Fixed Rate Reset Limited Recourse Capital Notes, Series 4 NVCC (the “LRCNs”). The LRCNs will bear interest at a rate of
7.250

per cent annually, payable quarterly,

for the initial period ending on, but excluding, July 31, 2029. Thereafter,

the interest rate on the LRCNs will reset every
five years

at a rate
equal to the prevailing U.S. Treasury Rate plus 2.977

per cent. The LRCNs will mature on July 31, 2084. Concurrently with the issuance of the

LRCNs, the Bank will issue
750,000

Non-
Cumulative 7.250
% Fixed Rate Reset Preferred Shares, Series 31 NVCC (“Preferred Shares Series 31”). The Preferred

Shares Series 31 are eliminated on the Bank’s consolidated
financial statements. For LRCNs – Series 4, the amount represents the Canadian dollar equivalent of the U.S. dollar notional amount.
6

On July 10, 2024, the Bank issued SGD
310

million of Fixed Rate Reset Perpetual Subordinated Additional Tier 1 Capital Notes,

Series 2023-9 NVCC (the “AT1 Perpetual Notes”). The
AT1 Perpetual Notes will bear interest at a rate of 5.700

per cent annually, payable semi-annually,

for the initial period ending on, but excluding, July 31, 2029. Thereafter,

the interest rate
on the AT1 Perpetual Notes will reset every five years

at a rate equal to the prevailing 5-year SORA-OIS Rate plus
2.652

per cent. The AT1 Perpetual Notes have no

scheduled maturity
or redemption date. With the prior written approval of OSFI, the Bank may redeem the AT1

Perpetual Notes on July 31, 2029 and every January 31st and July 31st thereafter,

in whole or
in part, on not less than 10 nor more than 60 days’ prior notice to holders. For AT1

Perpetual Notes, the amount represents the Canadian dollar equivalent of the Singapore dollar notional amount.
7

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On August 21, 2024, the Board approved a

dividend in an amount of one dollar and

two cents ($
1.02
) per fully paid common share in the

capital stock of the Bank
for the quarter ending October 31, 2024, payable

on and after October 31, 2024, to shareholders

of record at the close of business on October

10, 2024.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan

for its common shareholders. Participation in

the plan is optional and under the terms of the

plan, cash dividends on
common shares are used to purchase additional

common shares. At the option of the Bank,

the common shares may be issued from treasury

at an average
market price based on the last five trading

days before the date of the dividend payment,

with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

price.

During the three and nine months ended July 31,

2024, the Bank issued
1.6

million and
4.9

million common shares, respectively, from treasury with
no

discount.
During the three months ended July 31, 2023,

the Bank issued
2.0

million common shares from treasury with
no

discount. During the nine months

ended
July 31, 2023, the Bank issued 2.0

million common shares from treasury with
no

discount and
16.8

million common shares with a
2 % discount.
NORMAL COURSE ISSUER BID
On August 28, 2023,

the Bank announced that the Toronto Stock Exchange and OSFI approved a normal course issuer bid (NCIB) to repurchase

for cancellation
up to 90

million of its common shares. The NCIB commenced

on August 31, 2023, and during the

three months ended July 31, 2024, the Bank

repurchased
13.3

million common shares under the NCIB at an

average price of $
76.68

per share for a total amount of $
1.0

billion. During the nine months ended
July 31, 2024, the Bank repurchased 49.4

million common shares under the NCIB, at

an average price of $
80.15

per share for a total amount of $
4.0

billion. From
the commencement of the NCIB to July 31,

2024, the Bank repurchased
71.4

million shares under the program.